Note 5 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2013	2014	2014
Motor vehicles	¥1,245,883	¥1,245,883	$200,800
Leasehold improvements	2,870,432	3,192,766	514,580
Office equipment	5,498,110	5,760,046	928,351
Communication equipment	38,000	38,000	6,124
Software	1,980,995	2,558,774	412,400
Total	11,633,420	12,795,469	2,062,255
Accumulated depreciation	(8,134,647)	(9,515,986)	(1,533,698)
Property and equipment, net	¥3,498,773	¥3,279,483	$528,557